Label	Element	Value
Prospectus Summary | NYLI VP Newton Technology Growth Portfolio
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	NYLIM VP Newton Technology Growth Portfolio (formerly, NYLI VP Newton Technology Growth Portfolio)
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its objective, the Portfolio normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of growth companies of any size that Newton Investment Management North America, LLC, the Portfolio’s Subadvisor (the “Subadvisor”), and an affiliate of BNY Mellon Investment Adviser, Inc., believes to be leading producers or beneficiaries of technological innovation. The Subadvisor views producers of technological innovation as those entities that consistently develop new technologies and set industry standards. The Subadvisor considers beneficiaries of technological innovation to be entities which leverage technological advancements to optimize operations, improve productivity, and achieve competitive advantages. The Subadvisor believes that beneficiaries of technological innovations effectively integrate cutting-edge technologies into their existing frameworks, utilizing them to enhance business processes, customer experiences, and overall performance.

The Portfolio invests principally in common stocks. Up to 25% of the Portfolio’s assets may be invested in foreign securities, including securities of issuers located in emerging market countries. An issuer is considered to be U.S. or foreign based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg. Although a Portfolio will generally rely on an issuer’s “country of risk” (or similar designation) as determined by Bloomberg (or another similar third party) when categorizing securities as either U.S. or foreign-based, it is not required to do so.

In choosing stocks, the Subadvisor looks for technology companies with the potential for strong earnings or revenue growth rates over time, although some of the Portfolio’s investments may currently be experiencing losses. The Subadvisor identifies companies with a strong earnings potential as those companies that it believes can generate profits over time. The Subadvisor identifies companies with the potential for strong revenue growth rates as those companies it believes can generate increased sales over time. The Portfolio’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging, cyclical or stable growth companies. The Portfolio's investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product or market cycles and/or favorable valuations.

The Portfolio also may invest in U.S. dollar-denominated American Depositary Receipts (“ADRs”). ADRs typically are issued by U.S. banks or trust companies and represent indirect ownership interests in securities of non-U.S. issuers that are publicly traded in overseas markets. ADRs are traded in the United States on national securities exchanges and in the over-the-counter market, and may be converted into the underlying foreign securities. The Portfolio may purchase ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the underlying security. To the extent such ADRs have similar economic characteristics to stocks of companies as described in the Portfolio's policy with respect to the investment of at least 80% of its net assets, the market value of such ADRs will be included in the 80% calculation.

The Portfolio typically sells a stock when the Subadvisor believes there is a more attractive alternative, or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The Portfolio may sell stocks when the Subadvisor’s evaluation of a sector has changed.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	To pursue its objective, the Portfolio normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of growth companies of any size that Newton Investment Management North America, LLC, the Portfolio’s Subadvisor (the “Subadvisor”), and an affiliate of BNY Mellon Investment Adviser, Inc., believes to be leading producers or beneficiaries of technological innovation. The Subadvisor views producers of technological innovation as those entities that consistently develop new technologies and set industry standards. The Subadvisor considers beneficiaries of technological innovation to be entities which leverage technological advancements to optimize operations, improve productivity, and achieve competitive advantages. The Subadvisor believes that beneficiaries of technological innovations effectively integrate cutting-edge technologies into their existing frameworks, utilizing them to enhance business processes, customer experiences, and overall performance.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	Because the Portfolio does not have a full calendar year of performance as of the date of the Prospectus, no calendar year performance information for the Portfolio has been provided.
Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You can lose money by investing in the Portfolio.
Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns.

Technology Stock Risk. The technology sector has been among the most volatile sectors of the stock market. Because the Portfolio's investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies are magnified in the case of small-cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the Portfolio's ability to sell these securities.

Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Sector Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Sector Risk: To the extent the Portfolio focuses its investments in particular sectors of the economy, the Portfolio’s performance may be more subject to the risks of volatile economic cycles and/or conditions or developments adversely affecting such sectors than if the Portfolio held a broader range of investments. Individual sectors may fluctuate more widely than the broader market.

Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Portfolio may be more susceptible to the particular risks that may affect companies in technology sectors than if it were invested in a wider variety of companies in unrelated sectors.

Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Equity Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Market Capitalization Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Growth Stock Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Foreign Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Emerging Markets Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Depositary Receipts Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Liquidity and Valuation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Initial Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.78%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	438
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 977
Prospectus Summary | NYLI VP Newton Technology Growth Portfolio | Service Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.03%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	573
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,270

[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.78% and 1.03%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Portfolio.